Derivative Instruments - Summary of Cross Currency Swap Agreements (Detail) - Cross Currency Swap Agreements [Member]	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (128,782,000)
Norwegian Kroner-denominated Bond due in 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 125,000,000	NOK 700,000,000
Floating Rate Receivable, Margin	5.25%	5.25%
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
Fair Value / Carrying Amount of (Liability)	$ (49,703,000)
Weighted-Average Remaining Term (Years)	1 year 3 months 18 days
Norwegian Kroner-denominated Bond due in 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 150,000,000	NOK 900,000,000
Floating Rate Receivable, Margin	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (54,027,000)
Weighted-Average Remaining Term (Years)	2 years 8 months 12 days
Norwegian Kroner denominated bonds due May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 134,000,000	NOK 1,000,000,000
Floating Rate Receivable, Margin	3.70%	3.70%
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (25,052,000)
Weighted-Average Remaining Term (Years)	4 years 4 months 24 days